COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

25   COMMITMENTS AND CONTINGENCIES

(a)   Capital commitments

Capital commitments outstanding as of December 31, 2022 and 2023 not provided for in the financial statements were as follows:

	As of December 31,
	2022	2023

Contracted for	5,241,586	4,412,522

In addition, commitment for purchase of land use rights was RMB516,061 and RMB707,495 as of December 31, 2022 and 2023, respectively.

(b)   Lease commitments

The Company’s lease commitments are disclosed in Note 12.

(c)Litigation contingencies

In June 2023, the Company and its chief executive officer and chief financial officer were named as defendants in a putative class action lawsuit filed in the United States District Court for the Central District of California. The complaints in the action alleges that a number of the Company’s SEC filings included false and misleading statements regarding certain financing transactions. After considering the likelihood of any unfavorable outcome and reasonably estimated the amount or range of any potential loss, the Company accrued RMB24,789 loss.